Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Cash Flows [Abstract]
Stock-based compensation	$ 611,881	$ 2,339,353
Non-cash interest expense	203,496	1,089,909
Impairment Expense	166,000	1,024,358
Gain / (Loss) on change in fair value of derivative liability	(11,071,250)	11,608,504
Gain on disposal of equipment		1,560
Loss on extinguishment of debt	945,838
Warrants issued for debt inducement	3,887,618
Bad debt expense	152,750
Net Income (Loss)	2,325,726	(16,624,202)
Depreciation expense	22,122
Inventory Write-Off	725,728
Changes in operating assets and liabilities:
Accounts Receivable	(40,926)	(132,201)
Inventory	(260,625)	(716,329)
Prepaid expenses	(48,940)
Other assets	13,486
Accounts Payable	144,853	(5,905)
Deferred Revenue	470,048	29,952
NET CASH USED IN OPERATING ACTIVITIES	(1,799,167)	(1,385,001)
Investing Activites:
Investment in other assets	19,400
Acquisition of property and equipment	99,642	14,687
NET CASH USED IN INVESTING ACTIVITIES	(119,042)	(14,687)
Financing Activities:
Repayment of convertible notes	165,000
Proceeds from issuance of convertible notes	500,000	1,250,744
Repayment of related party convertible notes	31,000
Proceeds from issuance of related party convertible notes receivable	318,332
Proceeds from issuance of common stock	1,282,406	244,316
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,904,738	1,495,060
INCREASE IN CASH	6,529	95,372
CASH END OF YEAR	102,255	95,726
CASH BEGINNING OF YEAR	$ 95,726	$ 354
Supplemental disclosure of non-cash financing and investing activities:
Series C preferred stock issued for conversion of debt	2,495,666
Common stock issued for conversion of debt	$ 143,600	$ 1,223,700
Common stock issued for acquisition	$ 166,000	$ 1,063,500
Conversion of debt to common stock	179220	115240
Derivative liability incurred for debt discount		$ 288,000
Derivative liability relieved upon conversion of related debt	2,102,681	1,100,218
Beneficial conversion feature recognized as debt discount	$ 298,332